Business Combinations, Disposals and Other Changes in the Group - Additional Information (Details) $ / shares in Units, € in Millions, £ in Millions, $ in Millions															12 Months Ended
	Sep. 30, 2019 GBP (£)	Jun. 24, 2019 GBP (£)	Apr. 08, 2019 USD ($)	Jan. 10, 2019 GBP (£)	Dec. 21, 2017	Aug. 01, 2017 GBP (£)	Jul. 25, 2017 GBP (£) shares	Jul. 25, 2017 GBP (£) $ / shares shares	May 05, 2017 GBP (£)	Apr. 05, 2017 GBP (£)	Jan. 04, 2017 GBP (£)	Dec. 30, 2015 GBP (£)	Nov. 17, 2015 GBP (£)	Sep. 30, 2015 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Jun. 24, 2019 USD ($)	Nov. 22, 2018 GBP (£)	Sep. 26, 2018 GBP (£)	Sep. 30, 2015 EUR (€)
Disclosure Of Business Combinations [Line Items]
Goodwill															£ 44,316		£ 46,163
Reynolds American Inc.
Disclosure Of Business Combinations [Line Items]
Date of acquisition							Jul. 25, 2017
Percentage of equity interest proposed to acquire							57.80%
Consideration paid							£ 41,800
Cash Consideration Paid | $ / shares								$ 29.44
Share Consideration Received | shares							0.5260	0.5260
Fair value of consideration							£ 41,770	$ 41,770
Fair Value of non-cash consideration paid to RAI shareholders							22,828
Non-cash consideration paid to RAI shareholders							£ 22,773
Acquisition percentage							100.00%	100.00%
Value attributable to BAT shareholding							£ 30,145	$ 30,145
Total							71,915	71,915
Goodwill							34,280	34,280							£ 33,761		35,117
Intangible assets							£ 75,482	$ 75,482
Twisp Proprietary Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition	Sep. 30, 2019
Fair value of consideration	£ 25
Acquisition percentage					100.00%
Goodwill	12
Percentage of market share					70.00%
Reversed deferred consideration in relation to the acquisition	6
Trademarks and similar intangibles	£ 15
VapeWild
Disclosure Of Business Combinations [Line Items]
Acquisition percentage															60.00%
Goodwill		£ 11
Trademarks and similar intangibles		£ 39
VapeWild | 45% Interest
Disclosure Of Business Combinations [Line Items]
Date of acquisition			Apr. 08, 2019
Fair value of consideration | $			$ 40
Acquisition percentage			45.00%
VapeWild | 15% Interest
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Jun. 24, 2019
Fair value of consideration | $																					$ 8
Acquisition percentage		15.00%																			15.00%
VapeWild | 60% Interest
Disclosure Of Business Combinations [Line Items]
Fair value of consideration		£ 36																			$ 48
Acquisition percentage		60.00%																			60.00%
Quantus Beteiligungsund Mb H
Disclosure Of Business Combinations [Line Items]
Fair value of consideration																						£ 21
Goodwill																						11
Intangible assets																						£ 13
Star Way Limited
Disclosure Of Business Combinations [Line Items]
Fair value of consideration																							£ 6
Acquisition percentage																							44.00%
Goodwill																							£ 3
Fabrika Duhana Sarajevo d.d
Disclosure Of Business Combinations [Line Items]
Date of acquisition						Aug. 01, 2017
Fair value of consideration						£ 39
Goodwill						2
Intangible assets						£ 39
Bulgartabac Holding AD
Disclosure Of Business Combinations [Line Items]
Date of acquisition									May 05, 2017
Fair value of consideration									£ 110
Intangible assets																	117
Contingent consideration payable									£ 28						£ 13		14
Must Have Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition										Apr. 05, 2017
Fair value of consideration										£ 12
Goodwill										1
Intangible assets										£ 9
Winnington Holding AB
Disclosure Of Business Combinations [Line Items]
Date of acquisition											Jan. 04, 2017
Fair value of consideration											£ 31
Acquisition percentage											100.00%
Goodwill											£ 8
Intangible assets											£ 28
CHIC Group
Disclosure Of Business Combinations [Line Items]
Date of acquisition												Dec. 30, 2015
Consideration paid																	1	£ 13	£ 6
Fair value of consideration												£ 82
Acquisition percentage												100.00%
Contingent consideration payable												£ 30
Blue Nile Cigarette Company Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition													Nov. 17, 2015
Consideration paid															1		£ 1	£ 5	£ 1
Fair value of consideration													£ 45
Acquisition percentage													100.00%
Contingent consideration payable													£ 8
TDR
Disclosure Of Business Combinations [Line Items]
Date of acquisition														Sep. 30, 2015
Consideration paid														£ 5		€ 3
Fair value of consideration | €																								€ 550
Reversed deferred consideration in relation to the acquisition															9
Brascuba Cigarrillos S.A
Disclosure Of Business Combinations [Line Items]
Payment for contributions of noncontrolling interests															£ 20
IPRESS.d.o.o
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																		49.00%
BAT Chile Operaciones, SA
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																		0.01%		0.20%
Consideration paid for additional interest acquired																				£ 1
Ownership percentage after additional acquisition																				99.00%
AYR Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition				Jan. 10, 2019
Fair value of consideration				£ 8